Fair Value Measurements Fair Value Measurements - Reported (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Dec. 04, 2015
Reported Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 4,422	$ 5,255
SMR liability	96	100
Estimate of Fair Value Measurement [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	4,953	5,212
SMR liability	108	99
MarkWest [Member] | Senior Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Debt assumed in MarkWest Merger			$ 4,100
Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	9
Derivative Liability	(60)	(32)
Commodity contracts | Significant other observable inputs (Level 2) | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	2
Derivative Liability	0	0
Commodity contracts | Significant unobservable inputs (Level 3) | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	7
Derivative Liability	(6)	0
Embedded derivatives in commodity contracts | Significant unobservable inputs (Level 3) | Fair Value, Measurements, Recurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative Asset	0	0
Derivative Liability	$ (54)	$ (32)